Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amounts due to affiliate companies
General and administrative fees	$ 14,764	$ 14,617	$ 14,844
Payments made during the period to acquire fixed assets	68,433	27,998	9,132
Total general expenses	4,430	3,414	3,494
Compensation under employment agreements	6,931	7,351	7,448
Navios Holdings
Amounts due to affiliate companies
General and administrative fees	760	740	600
Merco Parana S.A.
Amounts due to affiliate companies
Navios Logistics percentage of ownership			100.00%
Acquisition cost			2,493
Holdux Maritima Leasing Corp.
Amounts due to affiliate companies
Acquisition cost			13,443
Number of semiannual installments			7
Payments made during the period to acquire fixed assets	5,933
Amounts payable	7,510
Lodging and travel services payable to Empresa Hotelera Argentina S.A./(NH Lancaster) and Pit Jet S.A.
Amounts due to affiliate companies
Total general expenses	191	56	98
Amounts payable	20	5
Key Employees
Amounts due to affiliate companies
Key employess base salary range agreements	$280 to $340 per year
Compensation under employment agreements	$ 900	$ 900	$ 900